Average Annual Total Returns - VIPGrowthOpportunitiesPortfolio-InvestorPRO - VIPGrowthOpportunitiesPortfolio-InvestorPRO - VIP Growth Opportunities Portfolio	Apr. 30, 2025
VIP Growth Opportunities Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	38.77%
Past 5 years	18.67%
Past 10 years	18.13%
RS004
Average Annual Return:
Past 1 year	33.36%
Past 5 years	18.96%
Past 10 years	16.78%
RS001
Average Annual Return:
Past 1 year	24.51%
Past 5 years	14.28%
Past 10 years	12.87%